Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,406,250
Previously Paid Amount	2,993.11
Total Fee Amount	2,971.10
Total Offset Amount
Net Fee	$ 0